Trade and other payables (Details) R in Millions	Jun. 30, 2020 ZAR (R) Counterparty	Jun. 30, 2019 ZAR (R)
Trade and other payables.
Trade payables	R 13,535	R 15,749
Capital project related payables	3,516	9,088
Accrued expenses	3,837	3,340
Related party payables	276	324
third parties	88	189
equity accounted investments	188	135
Trade payables	21,164	28,501
Other payables	7,188	6,282
Duties payable to revenue authorities	7,086	4,450
Value added tax	319	233
Trade and other payables	R 35,757	R 39,466
Number of vendors representing more than ten percent of trade payables | Counterparty	0